Interest Rate Derivatives Footnote Tagging (Details)	1 Months Ended		12 Months Ended
	Jul. 31, 2014 USD ($)	Feb. 28, 2014 USD ($)	Dec. 31, 2015 USD ($) Derivative	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Derivative [Line Items]
Number of Derivatives | Derivative			12
Derivative, Loss on Derivative			$ 1,800,000	$ 2,000,000	$ 284,000
Derivative Asset, Fair Value, Gross Asset			$ 344,000	268,000
Swap [Member]
Derivative [Line Items]
Derivative, Fixed Interest Rate			2.00%
Decatur-Angle [Member] | Swap [Member]
Derivative [Line Items]
Derivative, Notional Amount			$ 23,000,000
Document Effective Date			Oct. 15, 2016
Derivative, Maturity Date			Oct. 15, 2021
Derivative, Gain on Derivative			$ 737,000
Bruton Apartments [Member] | Swap [Member]
Derivative [Line Items]
Derivative, Notional Amount			$ 18,100,000
Document Effective Date			Apr. 15, 2017
Derivative, Maturity Date			Apr. 15, 2022
Derivative, Loss on Derivative			$ 580,000
Wells Fargo Bank, Royal Bank of Canada-3, SMBC Capital Markets, Inc-4 [Member]
Derivative [Line Items]
Derivative Asset, Notional Amount			$ 28,100,000
Derivative, Fixed Interest Rate			3.00%
Derivative at purchase price			$ 573,000
SMBC Capital Markets, Inc-2 [Member]
Derivative [Line Items]
Derivative Asset, Notional Amount			$ 11,000,000	$ 28,800,000
Derivative, Fixed Interest Rate			1.00%
Derivative at purchase price			$ 150,500
Derivative, Maturity Date at a point in time			Mar. 01, 2017
SMBC Capital Markets, Inc 1 and 2 [Member]
Derivative [Line Items]
Derivative Asset, Notional Amount		$ 70,000,000	$ 52,300,000
Derivative, Fixed Interest Rate		1.00%
Derivative at purchase price		$ 390,000	$ 151,000
Derivative, Maturity Date at a point in time		Mar. 01, 2017	Mar. 01, 2017
Derivative, Collateral, Right to Reclaim Cash			$ 10,500
Barclays Bank PLC 1, Royal Bank of Canada-2 and SMBC Capital Markets, Inc-3 [Member]
Derivative [Line Items]
Derivative Asset, Notional Amount	$ 31,600,000
Derivative, Fixed Interest Rate	3.00%
Derivative at purchase price	$ 991,000
Derivative, Maturity Date at a point in time	Aug. 15, 2019